FINANCIAL STATEMENT SCHEDULE I - Scheduled Maturities of Long-Term Debt (Detail) (Parent [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Parent [Member]
Long-Term Debt [Line Items]
Year ending December 31, 2013	$ 720,923